Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Net of issuance costs	$ 36,848	$ 36,848